Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 6,014	¥ 6,530
Net actuarial gain (loss)	(18,088)	(20,738)
Net transition obligation	(194)	(247)
Total recognized in accumulated other comprehensive income (loss), pre-tax	(12,268)	(14,455)
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	361	0
Net actuarial gain (loss)	695	(1,785)
Net transition obligation	(22)	(25)
Total recognized in accumulated other comprehensive income (loss), pre-tax	¥ 1,034	¥ (1,810)